General and Operating Expenses (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Operating Expenses (Textual)
Operating and general expenses for investments in fixed assets and intangible assets	₪ 45	₪ 65	₪ 64